Other non-current assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 6,312	$ 23,992
Intangible assets, net	2,567	3,289
Prepaid investments	8,582	9,579
Total	$ 17,461	$ 36,860